Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstarct]
Commitments and contingencies

17. Commitments and contingencies

Operating lease commitments

The information of lease commitments is provided in Note 8.

Contingencies

The Company is subject to litigation matters from time to time in the normal cause of business. The Company’s legal counsel and the management routinely assess the likelihood of adverse judgments and outcomes to these matters, as well as ranges of probable losses. Accruals are recorded for these matters to the extent that management concludes a loss is probable and the financial impact, should an adverse outcome occur, is reasonable estimable. The Company has not recorded any material liabilities in this regard as of December 31, 2022 and June 30, 2023.

During the year ended December 31, 2022, a customer filed a civil action against the Company for a sales contract dispute, claiming the contract should be annulled and demanding a return of payment made for the contract of RMB44,941,000 and indemnity of RMB1,680,527. In July, 2023, the Company received the first civil judgment, in which the court ordered the Company to return the customer the payment of RMB130,000 and pay interest on overdue payment, and rejected other claims of the customer. As of the filing date, the customer has filed an appeal and both parties are waiting for the second trial. The amount liable by the Company in the event of an unfavorable outcome cannot be reasonably estimated, due to the uncertainty associated with the second trial.

On September 8, 2023, a customer filed a civil action against the Company for a sales contract dispute, claiming the Company’s breach of the implied condition of the agreement, and demanding a return of payment made for the contract of US$300,000 and indemnification for damages and interest. As of the filing date, the first trail has not started yet. The management of the Company, together with the trial counsel of this case, believe the amount liable by the Company in the event of an unfavorable outcome cannot be reasonably estimated.

Two bank accounts of the Company were judicially frozen by the court as a result of legal proceedings. The frozen amount as of June 30, 2023 and the date of this unaudited consolidated financial statements was RMB417,565 and RMB417,565, respectively.